Quarterly Report
August 31, 2024
MFS®  International Large Cap Value Fund
MKV-Q1

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace & Defense – 1.5%
BAE Systems PLC	2,713,270	$48,568,290
Dassault Aviation S.A.	226,080	48,682,241
		$97,250,531
Airlines – 1.1%
Ryanair Holdings PLC, ADR	644,809	$71,870,411
Alcoholic Beverages – 3.3%
China Resources Beer Holdings Co. Ltd.	7,354,000	$22,788,866
Diageo PLC	2,900,024	94,728,062
Heineken N.V.	573,121	51,680,057
Kirin Holdings Co. Ltd.	1,695,800	25,636,854
Pernod Ricard S.A.	158,480	22,563,672
		$217,397,511
Apparel Manufacturers – 1.8%
Burberry Group PLC	1,647,175	$14,549,055
Compagnie Financiere Richemont S.A.	491,244	77,492,789
Gildan Activewear, Inc.	577,002	26,297,231
		$118,339,075
Automotive – 2.3%
Aptiv PLC (a)	616,382	$44,089,805
Compagnie Generale des Etablissements Michelin	1,441,749	56,592,619
DENSO Corp.	3,378,400	52,344,290
		$153,026,714
Broadcasting – 0.6%
WPP Group PLC	3,928,233	$37,545,258
Brokerage & Asset Managers – 3.6%
Barclays PLC	31,371,531	$94,986,434
Deutsche Boerse AG	377,966	84,772,354
IG Group Holdings PLC	4,576,437	58,419,481
		$238,178,269
Business Services – 1.6%
RS Group PLC	3,971,696	$41,220,838
Secom Co. Ltd.	903,600	65,960,950
		$107,181,788
Chemicals – 0.4%
Nutrien Ltd.	573,973	$27,798,922
Computer Software - Systems – 8.4%
Amadeus IT Group S.A.	518,605	$34,992,016
Capgemini	635,342	132,556,153
Fujitsu Ltd.	4,557,100	81,972,888
Hitachi Ltd.	4,595,800	112,755,101
NEC Corp.	969,800	86,309,160
Samsung Electronics Co. Ltd.	1,926,276	108,021,584
		$556,606,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.7%
CRH PLC	434,467	$39,436,570
Techtronic Industries Co. Ltd.	5,355,500	72,182,288
		$111,618,858
Consumer Products – 1.6%
Haleon PLC	8,856,479	$44,431,237
Reckitt Benckiser Group PLC	1,046,308	59,993,917
		$104,425,154
Electrical Equipment – 4.5%
Legrand S.A.	461,083	$51,972,048
Mitsubishi Electric Corp.	6,123,800	102,251,835
Schneider Electric SE	572,929	145,472,620
		$299,696,503
Electronics – 1.9%
Kyocera Corp.	4,548,400	$56,176,053
NXP Semiconductors N.V.	259,856	66,616,684
		$122,792,737
Energy - Independent – 0.9%
Woodside Energy Group Ltd.	3,334,025	$61,357,901
Energy - Integrated – 6.3%
Aker BP ASA	1,163,437	$28,011,830
Eni S.p.A.	9,015,930	146,855,449
Suncor Energy, Inc. (l)	2,472,277	100,274,300
TotalEnergies SE	2,003,399	138,301,891
		$413,443,470
Food & Beverages – 1.0%
Danone S.A.	943,469	$65,494,788
Food & Drug Stores – 1.5%
Tesco PLC	21,239,075	$99,064,006
General Merchandise – 0.5%
B&M European Value Retail S.A.	5,674,726	$33,263,142
Insurance – 3.9%
Manulife Financial Corp.	2,603,468	$71,884,424
St. James's Place PLC	3,355,767	32,088,560
Willis Towers Watson PLC	516,007	150,730,805
		$254,703,789
Internet – 0.7%
Informa PLC	4,202,901	$46,253,167
Machinery & Tools – 2.9%
Aalberts Industries N.V.	688,360	$26,866,386
Daikin Industries Ltd.	355,200	45,201,094
Kubota Corp.	1,849,600	25,940,648
Toyota Industries Corp.	807,700	63,864,563
Weir Group PLC	1,187,990	31,528,739
		$193,401,430

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 18.0%
ABN AMRO Group N.V., GDR	2,292,429	$39,252,450
Bank of Ireland Group PLC	9,458,528	108,940,047
BNP Paribas S.A.	2,387,081	165,128,553
DBS Group Holdings Ltd.	1,929,530	53,834,316
Lloyds Banking Group PLC	47,219,238	36,453,427
Mitsubishi UFJ Financial Group, Inc.	20,940,400	221,303,243
NatWest Group PLC	51,672,940	234,897,980
Resona Holdings, Inc.	7,339,900	52,109,123
Toronto-Dominion Bank	1,372,800	82,256,966
UBS Group AG	6,340,185	194,167,306
		$1,188,343,411
Medical Equipment – 1.4%
ConvaTec Group PLC	7,340,830	$23,128,492
Smith & Nephew PLC	4,485,855	69,195,810
		$92,324,302
Metals & Mining – 3.1%
Glencore PLC	22,157,410	$117,421,195
Rio Tinto PLC	1,388,327	86,970,926
		$204,392,121
Network & Telecom – 0.5%
LM Ericsson Telephone Co., “B”	4,468,787	$33,301,999
Other Banks & Diversified Financials – 2.4%
AIB Group PLC	12,764,383	$76,827,583
Julius Baer Group Ltd.	1,365,370	80,145,591
		$156,973,174
Pharmaceuticals – 6.4%
Bayer AG	913,768	$28,245,492
Novartis AG	309,396	37,428,304
Roche Holding AG	601,270	203,146,573
Sanofi	1,373,928	153,696,489
		$422,516,858
Printing & Publishing – 0.8%
RELX PLC	757,863	$35,234,752
Wolters Kluwer N.V.	113,019	19,258,145
		$54,492,897
Restaurants – 0.8%
Sodexo	612,458	$54,499,391
Specialty Chemicals – 1.4%
Linde PLC	103,296	$49,401,312
Nitto Denko Corp.	542,300	45,479,758
		$94,881,070
Specialty Stores – 0.3%
Alibaba Group Holding Ltd., ADR	271,286	$22,608,975
Telecommunications - Wireless – 0.2%
KDDI Corp.	394,200	$13,274,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.2%
Deutsche Telekom AG	1,203,929	$34,182,513
Quebecor, Inc., “B” (l)	1,735,985	43,114,620
		$77,297,133
Tobacco – 2.8%
British American Tobacco PLC	2,633,336	$98,431,788
Imperial Brands PLC	3,091,395	88,839,680
		$187,271,468
Utilities - Electric Power – 5.3%
E.ON SE	7,249,194	$102,649,848
Iberdrola S.A.	7,886,407	111,948,390
National Grid PLC	10,375,559	136,786,908
		$351,385,146
Total Common Stocks		$6,384,272,281
Preferred Stocks – 1.7%
Consumer Products – 1.7%
Henkel AG & Co. KGaA	1,251,793	$114,517,659
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 5.35% (v)	81,234,375	$81,258,745
Collateral for Securities Loaned – 2.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j)	134,674,612	$134,674,612

Other Assets, Less Liabilities – (1.5)%		(102,351,223)
Net Assets – 100.0%		$6,612,372,074
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $81,258,745 and $6,633,464,552, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$337,820,421	$1,365,617,293	$—	$1,703,437,714
Japan	102,251,835	948,327,735	—	1,050,579,570
France	712,130,373	322,830,092	—	1,034,960,465
Switzerland	203,146,573	389,233,990	—	592,380,563
Germany	301,939,861	62,428,005	—	364,367,866
Canada	351,626,463	—	—	351,626,463
United States	310,838,606	—	—	310,838,606
Ireland	148,697,994	108,940,047	—	257,638,041
Spain	—	146,940,406	—	146,940,406
Other Countries	247,961,758	438,058,488	—	686,020,246
Mutual Funds	215,933,357	—	—	215,933,357
Total	$2,932,347,241	$3,782,376,056	$—	$6,714,723,297
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$91,173,194	$212,894,330	$222,817,186	$(2,445)	$10,852	$81,258,745
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$918,490	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2024, are as follows:
United Kingdom	25.8%
Japan	15.9%
France	15.7%
Switzerland	9.0%
United States	6.4%
Germany	5.5%
Canada	5.3%
Ireland	3.9%
Spain	2.2%
Other Countries	10.3%